Equity (Details) - Warrant [Member]	6 Months Ended
Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual dividend yield
Expected life (years)	5 years
Risk-free interest rate	0.92%
Expected volatility	95.15%